Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Standards Update and Change in Accounting Principle [Abstract]
Summary Of Cumulative Effects Of Changes Made On Consolidated Balance Sheet	The cumulative effect of the changes made on our January 1, 2025 consolidated balance sheet for the adoption of ASU
2023-08
was as follows (in thousands):

	Balances at December 31, 2024	Adjustments from Adoption of ASU 2023-08	Balances at January 1, 2025
Assets
Cryptocurrencies	$1,510	$852	$2,362
Stockholders’ (deficit) equity
Accumulated deficit	$(44,349)	$852	$(43,497)